Lease Commitments - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Schedule of Finance Lease Obligations [Line Items]
Future minimum lease payments, term	1 year
One of the buildings and related land utilized for Chicago operations	In the event of sale or refinancing, the Bank would anticipate receiving full repayment of any outstanding loans plus 42% of any proceeds in excess of the original project costs.
Percentage of proceeds in excess of original project costs the bank would anticipate to receive, in addition to full repayment of outstanding loan, in the event of sale or refinancing	42.00%
Net rental expense	$ 84.2	$ 68.1	$ 70.2
Restructuring, acquisition and integration related charges
Schedule of Finance Lease Obligations [Line Items]
Net rental expense	$ 6.4